UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

■	Gabelli Capital Asset Fund	Annual Report To Contractowners

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at December 31, 2023:

$64,305,614

An Update from Fund Management (Unaudited)

Markets entered 2023 battered and bruised. A war in Ukraine and a war on inflation threatened to wreck the global economy. Cracks emerged as a succession of banks failed. In keeping with recent history, Congress took us to the precipice before agreeing to more spending. Tragically, another front has opened in the battle against the axis of Russia/Iran/China. Yet, notwithstanding signs of economic deceleration, inflation appears headed south while employment remains steady. Remarkably, the odds that the Federal Reserve will pull off a soft landing have grown; as Chairman Powell noted in his most recent testimony: “so far, so good”.

“Recession” – it is what we and most other market participants have long anticipated. No, we have not repealed the business cycle. Some economists predict contraction in 2024, but the probability and severity of such an event have likely decreased of late. As of this writing, 10-year Treasuries have returned to 3.8% after grazing 5% in October and the Consumer Price Index (CPI) has retreated to 3.1% after peaking at 9.1% in June 2022.

Major market indices performed well in 2023 with the S&P 500 up 26%, albeit led by a narrow list of stocks (the so-called Magnificent Seven) which recouped their 2022 losses. However, a rotation in market leadership may have begun as growing investor confidence in the economic picture bolsters smaller capitalization and traditional value stocks. In our view, the market rebound embodies “Resilience” – our R-Word for 2023 – at the systemic and individual levels. We may have underestimated this dynamic in 2023 but think it will play an important role in 2024.

Understanding financial engineering and deal dynamics has been an extra source of return for portfolios. Unfortunately, economic and regulatory uncertainty as well as higher borrowing costs depressed M&A again in 2023. Post-peak rates and necessary consolidation in certain industries like media, energy, and banking should lead to a more robust 2024. The prospect of a change in administration could forestall or accelerate transactions depending on the industry. Irrespective of the landscape after November 2024, Microsoft’s successful acquisition of Activision could tempt corporations to try their fate even in front of an activist Justice Department.

Top performers in 2023 included Fomento Economico Mexicano S.A.B. de C.V., also known as FEMSA, (2.5% of net assets as of December 31, 2023), United States Cellular Corp (2.0%), and CIRCOR International, Inc. (no longer held). FEMSA is a beverage and retail conglomerate. United States Cellular Corporation is an American mobile network operator. It is a subsidiary of Telephone and Data Systems Inc. (1.2%) which the fund also owns. CIRCOR International, Inc., one of the world’s leading providers of mission critical flow control products and services for the Industrial and Aerospace & Defense markets, was acquired by investment affiliates of KKR in October 2023. As a result of the completion of the transaction, CIRCOR common stock has ceased trading and is no longer listed on the New York Stock Exchange.

2023 full year detractors included Diageo plc (3.0%), CNH Industrial N.V. (2.4%), and National Fuel Gas Company (1.6%). Diageo plc is a British multinational alcoholic beverage company that is a major distributor of Scotch whisky, Guinness, Captain Morgan, and other spirits. CNH Industrial N.V. is an Italian-American multinational corporation controlled and mostly owned by the multinational investment company Exor, which in turn is controlled by the Agnelli family. CNH designs, produces, and sells agricultural machinery and construction equipment. National Fuel Gas Company is a diversified energy company that operates an integrated collection of natural gas assets across four business segments: Exploration & Production, Pipeline & Storage, Gathering, and Utility.

Thank you for your investment in the Gabelli Capital Asset Fund.

We appreciate your confidence and trust.

The views expressed above are those of the Gabelli Capital Asset Fund’s portfolio manager as of December 31, 2023 and are subject to change without notice. They do not necessarily represent the current views of Gabelli Funds, LLC (the Adviser). The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market, or market segment. The composition of the Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

●	It is important to consider carefully the Fund’s investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

GABELLI CAPITAL ASSET FUND	1

■	Gabelli Capital Asset Fund	Annual Report To Contractowners

Top Ten Holdings (As of 12/31/2023) (Unaudited)

Company	Percentage of Total Net Assets
Sony Group Corp.	3.1%
Diageo plc	3.0%
Paramount Global	3.0%
The Bank of New York Mellon Corp.	3.0%
AMETEK Inc.	2.9%
HEICO Corp.	2.9%
Texas Instruments Inc.	2.7%
ITT Inc.	2.6%
Fomento Economico Mexicano S.A.B. de C.V.	2.5%
Brown-Forman Corp.	2.5%

Sector Weightings (Percentage of Net Assets as of 12/31/2023) (Unaudited)

Average Annual Returns (For periods ended 12/31/2023) (Unaudited)

	1 Year	5 Year	10 Year	15 Year	Since Inception (5/1/1995)
The Gabelli Capital Asset Fund	11.86%	8.32%	5.29%	10.89%	9.27%
S&P 500 Index	26.29	15.69	12.03	13.97	10.13	(a)

The Standard & Poor’s (“S&P”) 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Please note that the index is unmanaged and not available for direct investment and its returns consider dividends as reinvested and do not reflect the fees and expenses that have been deducted from the Fund.

(a)	The S&P 500 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of distributions.

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Investment	11.86%	8.32%	5.29%

*	Past performance is not predictive of future results. The S&P 500 Index is an unmanaged indicator of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■	Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2023 through December 31, 2023.

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2023.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,050.40	1.35%	$6.98
Hypothetical 5% Return	$1,000.00	$1,018.40	1.35%	$6.87

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

4	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Schedule of Investments

December 31, 2023
Shares		Cost	Market Value
Common Stocks — 97.9%
Aerospace and Defense — 4.6%
10,300	HEICO Corp.	$48,712	$1,842,361
2,200	Honeywell International Inc.	68,603	461,362
27,000	Kaman Corp.	357,063	646,650
		474,378	2,950,373

Agriculture — 0.3%
2,500	Archer-Daniels-Midland Co.	53,100	180,550

Automobiles and Components — 1.2%
5,500	Dana Inc.	103,013	80,355
4,507	Garrett Motion Inc.†	21,130	43,583
2,000	Genuine Parts Co.	267,402	277,000
40,000	Iveco Group NV†	198,759	359,711
		590,304	760,649

Broadcasting — 0.4%
17,500	TEGNA Inc.	281,635	267,750

Building and Construction — 2.9%
8,000	Griffon Corp.	90,760	487,600
9,000	Herc Holdings Inc.	323,009	1,340,010
		413,769	1,827,610

Commercial and Professional Services — 0.5%
3,600	Rollins Inc.	3,814	157,212
1,000	Waste Management Inc.	36,937	179,100
		40,751	336,312

Consumer Durables — 5.2%
2,300	Cavco Industries Inc.†	70,668	797,226
7,200	Skyline Champion Corp.†	34,756	534,672
21,000	Sony Group Corp., ADR	398,019	1,988,490
		503,443	3,320,388

Consumer Services — 0.8%
4,700	Boyd Gaming Corp.	54,379	294,267
10,500	Canterbury Park Holding Corp.	113,409	214,620
		167,788	508,887

Consumer Staples — 9.9%
26,500	Brown-Forman Corp., Cl. A	275,789	1,579,135
6,000	Campbell Soup Co.	266,133	259,380
37,000	Danone SA, ADR	397,657	479,150
13,400	Diageo plc, ADR	553,382	1,951,844
12,500	Fomento Economico Mexicano SAB de CV, ADR	489,225	1,629,375
5,400	National Beverage Corp.†	245,855	268,488
2,500	The Coca-Cola Co.	61,235	147,325
1,600	Tootsie Roll Industries Inc.	22,635	53,184
		2,311,911	6,367,881

Diversified Industrial — 5.8%
9,500	Crane Co.	200,825	1,122,330
1,000	Enpro Inc.	45,455	156,740
14,000	ITT Inc.	265,633	1,670,480

Shares		Cost	Market Value
26,500	L.B. Foster Co., Cl. A†	$377,195	$582,735
2,500	Textron Inc.	147,272	201,050
		1,036,380	3,733,335

Electrical Equipment — 4.9%
11,300	AMETEK Inc.	57,690	1,863,257
12,500	Franklin Electric Co. Inc.	75,384	1,208,125
300	Rockwell Automation Inc.	14,247	93,144
		147,321	3,164,526

Energy — 2.7%
1,700	Chevron Corp.	106,216	253,572
4,000	ConocoPhillips	84,007	464,280
4,400	Devon Energy Corp.	42,990	199,320
18,000	Dril-Quip Inc.†	445,908	418,860
2,000	Exxon Mobil Corp.	87,840	199,960
30,000	RPC Inc.	127,413	218,400
		894,374	1,754,392

Entertainment — 5.4%
10,000	Atlanta Braves Holdings Inc., Cl. A†	334,213	427,800
2,086	Atlanta Braves Holdings Inc., Cl. C†	37,165	82,564
64	Liberty Media Corp.-Liberty Live, Cl. A†	115	2,339
338	Liberty Media Corp.-Liberty Live, Cl. C†	1,413	12,638
12,144	Madison Square Garden Entertainment Corp.†	45,978	386,058
98,500	Paramount Global, Cl. A	2,725,933	1,936,510
2,500	The Walt Disney Co.	44,175	225,725
17,000	Vivendi SE	184,186	181,591
19,000	Warner Bros Discovery Inc.†	223,580	216,220
		3,596,758	3,471,445

Financials — 12.3%
7,600	American Express Co.	165,296	1,423,784
3,500	Bank of America Corp.	95,496	117,845
3,500	JPMorgan Chase & Co.	100,288	595,350
600	Marsh & McLennan Companies Inc.	15,624	113,682
11,200	Morgan Stanley	316,651	1,044,400
3,500	PROG Holdings Inc.†	15,272	108,185
6,500	Ryman Hospitality Properties Inc., REIT	175,278	715,390
12,500	State Street Corp.	736,014	968,250
37,000	The Bank of New York Mellon Corp.	1,024,313	1,925,850
18,000	Wells Fargo & Co.	539,161	885,960
		3,183,393	7,898,696

Health Care — 1.5%
11,000	Henry Schein Inc.†	222,531	832,810
4,000	Perrigo Co. plc	137,056	128,720
		359,587	961,530

Information Technology — 5.7%
14,500	Corning Inc.	165,170	441,525

See accompanying notes to financial statements.	5

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2023
Shares		Cost	Market Value
Common Stocks (Continued)
Information Technology (Continued)
31,500	CTS Corp.	$293,783	$1,377,810
10,000	Diebold Nixdorf Inc.†	505	0
9,500	EchoStar Corp., Cl. A†	132,918	157,415
10,000	Texas Instruments Inc.	209,500	1,704,600
		801,876	3,681,350

Machinery — 9.7%
125,000	CNH Industrial NV	794,232	1,522,500
1,600	Deere & Co.	46,240	639,792
14,000	Flowserve Corp.	308,639	577,080
15,400	Graco Inc.	308,594	1,336,104
2,200	IDEX Corp.	89,825	477,642
8,000	The Eastern Co.	98,352	176,000
74,000	The L.S. Starrett Co., Cl. A†	579,921	895,400
800	Watts Water Technologies Inc., Cl. A	13,286	166,672
4,000	Xylem Inc.	116,555	457,440
		2,355,644	6,248,630

Materials — 7.0%
45,000	Ampco-Pittsburgh Corp.†	131,670	122,850
35,200	Freeport-McMoRan Inc.	594,787	1,498,464
1,200	International Flavors & Fragrances Inc.	66,872	97,164
66,000	Myers Industries Inc.	773,210	1,290,300
36,000	Newmont Corp.	1,207,104	1,490,040
400	Sensient Technologies Corp.	8,052	26,400
		2,781,695	4,525,218

Media — 6.3%
3,000	AMC Networks Inc., Cl. A†	48,772	56,370
10,000	Cogeco Inc.	195,072	431,455
6,000	Fox Corp., Cl. A	249,300	178,020
170,000	Grupo Televisa SAB, ADR	1,177,082	567,800
1,500	Liberty Broadband Corp., Cl. A†	9,828	120,960
1,800	Liberty Broadband Corp., Cl. C†	38,393	145,062
20,000	Liberty Latin America Ltd., Cl. A†	198,941	146,200
269	Liberty Latin America Ltd., Cl. C†	1,921	1,975
1,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	5,094	86,970
1,500	Liberty Media Corp.-Liberty Formula One, Cl. C†	5,315	94,695
1,098	Liberty Media Corp.-Liberty SiriusXM†	4,759	31,600
6,700	Madison Square Garden Sports Corp.†	86,784	1,218,261
44,000	Sinclair Inc.	939,892	573,320
12,144	Sphere Entertainment Co.†	38,641	412,410
		2,999,794	4,065,098

Shares		Cost	Market Value
Publishing — 0.3%
24,000	The E.W. Scripps Co., Cl. A†	$172,414	$191,760

Retailing — 1.8%
8,400	CVS Health Corp.	271,671	663,264
2,000	Ingles Markets Inc., Cl. A	29,696	172,740
25,000	Sally Beauty Holdings Inc.†	377,390	332,000
		678,757	1,168,004

Specialty Chemicals — 0.1%
500	Rogers Corp.†	52,405	66,035

Telecommunication Services — 4.6%
5,000	Liberty Global Ltd., Cl. A†	30,677	88,850
12,000	Liberty Global Ltd., Cl. C†	87,459	223,680
10,000	Millicom International Cellular SA, SDR†	221,000	178,712
8,500	Rogers Communications Inc., Cl. B	116,318	397,885
43,000	Telephone and Data Systems Inc.	637,943	789,050
30,200	United States Cellular Corp.†	835,475	1,254,508
		1,928,872	2,932,685

Transportation — 2.4%
12,700	GATX Corp.	398,175	1,526,794

Utilities — 1.6%
21,000	National Fuel Gas Co.	1,152,750	1,053,570

	Total Common Stocks	27,377,274	62,963,468

Closed-End Funds — 0.0%
7,500	Altaba Inc., Escrow†	0	18,338

Warrants — 0.0%
Materials — 0.0%
6,000	Ampco-Pittsburgh Corp., expire 08/01/25†	4,099	720

Principal Amount
U.S. Government Obligations — 2.0%
$1,290,000	U.S. Treasury Bills 5.281% to 5.410%††, 01/04/24 to 03/21/24	1,284,650	1,284,844
TOTAL INVESTMENTS — 99.9%		$28,666,023	64,267,370
Other Assets and Liabilities (Net) — 0.1%			38,244
NET ASSETS — 100.0%			$64,305,614

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

6	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2023

ASSETS:
Investments, at value (cost $28,666,023)	$64,267,370
Cash	84,021
Receivable for Fund shares sold	5,071
Dividends receivable	74,892
Total Assets	64,431,354
LIABILITIES:
Payable for investment advisory fees	39,364
Payable for legal and audit fees	23,764
Payable for shareholder communication expenses	20,403
Payable for administrative services	13,289
Payable for shareholder services fees	11,501
Payable for custodian fees	9,222
Payable for accounting fees	3,750
Payable for payroll expenses	2,081
Payable for Fund shares redeemed	641
Other accrued expenses	1,725
Total Liabilities	125,740
Net Assets (applicable to 4,296,915 shares outstanding)	$64,305,614
NET ASSETS CONSIST OF:
Paid-in capital	$29,997,922
Total distributable earnings	34,307,692
Net Assets	$64,305,614

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($64,305,614 ÷ 4,296,915 shares outstanding)	$14.97
Statement of Operations

For the Year Ended
December 31, 2023

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $11,775)	$1,099,192
Interest	80,813
Total Investment Income	1,180,005
EXPENSES:
Advisory fees	473,428
Administrative services fees	157,809
Legal and audit fees	63,356
Directors’ fees	50,795
Accounting fees	45,000
Shareholder communications expenses	40,712
Shareholder services fees	17,527
Custodian fees	15,140
Payroll expenses	3,595
Interest expense	1,521
Miscellaneous expenses	11,922
Total Expenses	880,805
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(5,662)
Net Expenses	875,143
Net Investment Income	304,862

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	5,875,182
Net realized loss on foreign currency transactions	(67)
Net realized gain on investments and foreign currency transactions	5,875,115
Net change in unrealized appreciation/depreciation:
on investments	848,634
on foreign currency translations	49
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	848,683
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,723,798
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,028,660

See accompanying notes to financial statements.	7

■	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
OPERATIONS:
Net investment income	$304,862	$257,961
Net realized gain on investments and foreign currency transactions	5,875,115	6,329,346
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	848,683	(16,817,943)
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,028,660	(10,230,636)

DISTRIBUTIONS TO SHAREHOLDERS:
Accumulated earnings	(6,772,205)	(6,690,912)
Total Distributions to Shareholders	(6,772,205)	(6,690,912)

NET INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	899,814	(2,543,930)
Net Increase/(Decrease) in Net Assets	1,156,269	(19,465,478)

NET ASSETS:
Beginning of year	63,149,345	82,614,823
End of year	$64,305,614	$63,149,345

8	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended December 31,
	2023		2022		2021		2020	2019
Operating Performance:
Net asset value, Beginning of Year	$14.95		$19.23		$17.99		$17.95	$16.45
Net investment income(a)	0.08		0.06		0.09	(b)	0.02	0.06
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.70		(2.57)		3.60		1.11	3.15
Total from investment operations	1.78		(2.51)		3.69		1.13	3.21
Distributions to Shareholders:
Net investment income	(0.08)		(0.08)		(0.10)		(0.03)	(0.07)
Net realized gain on investments	(1.68)		(1.69)		(2.35)		(1.06)	(1.64)
Total distributions	(1.76)		(1.77)		(2.45)		(1.09)	(1.71)
Net Asset Value, End of Year	$14.97		$14.95		$19.23		$17.99	$17.95
Total Return †	11.86%		(12.92%)		20.48%		6.34%	19.51%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$64,306		$63,149		$82,615		$77,121	$82,272
Ratio of net investment income to average net assets	0.48%		0.37%		0.43	%(b)	0.15%	0.34%
Ratio of operating expenses to average net assets	1.40	%(c)	1.35	%(c)	1.28	%(c)	1.32%	1.28	%(d)
Portfolio turnover rate	6%		3%		6%		2%	1%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and the net investment income ratio would have been 0.33%.
(c)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totalling 0.01% of net assets for the years ended December 31, 2023 and 2022. For the year ended December 31, 2021, there was no impact on the expense ratio.
(d)	The Fund incurred tax expense during the year ended December 31, 2019, the effect of which was minimal.

See accompanying notes to financial statements.	9

■	Gabelli Capital Asset Fund

Notes to Financial Statements

December 31, 2023

1.	Organization

The Gabelli Capital Asset Fund (the Fund) was incorporated on April 8, 1993 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (Guardian) and other selected insurance companies, including Ameritas Life Insurance Corporation.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

10

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2023

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Information Technology	$3,681,350	$0	$3,681,350
Other Industries (a)	59,282,118	—	59,282,118
Total Common Stocks	$62,963,468	$0	$62,963,468
Closed-End Funds	—	18,338	18,338
Warrants (a)	720	—	720
U.S. Government Obligations	—	1,284,844	1,284,844
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$62,964,188	$1,303,182	$64,267,370

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2023 and December 31, 2022. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

11

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2023

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

12

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2023

The tax character of distributions paid during the years ended December 31, 2023 and 2022 was as follows:

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$655,189	$284,908
Net long term capital gains	6,117,016	6,406,004
Total distributions paid	$6,772,205	$6,690,912

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2023, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$10,987
Undistributed long term capital gains	8,480
Net unrealized appreciation on investments and foreign currency translations	34,288,225
Total	$34,307,692

At December 31, 2023, the temporary differences between book basis and tax basis net unrealized appreciation on investments were due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2023:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$29,979,208	$37,791,285	$(3,503,123)	$34,288,162

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Advisory and Administrative Agreements

The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

13

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2023

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2023, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control with respect to The L.S. Starrett Co., Class A and the Adviser reduced its fee with respect to such securities by $5,662.

The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (Guardian), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contractowners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

4.	Portfolio Securities

Purchases and sales of securities during the year ended December 31, 2023, other than short term securities and U.S. Government obligations, aggregated $4,008,430 and $10,877,788, respectively.

5.	Transactions with Affiliates

During the year ended December 31, 2023, the Fund paid $3,940 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2023, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates an officer of the Fund, who is employed by the Fund and who is also employed by the Adviser and receives compensation from the Adviser. During the year ended December 31, 2023, the Fund accrued $3,595 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2023 there were no borrowings under the line of credit.

14

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2023

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Shares	Amount	Shares	Amount
Shares sold	59,541	$940,803	64,126	$1,136,375
Shares issued upon reinvestment of distributions	450,879	6,772,205	453,621	6,690,912
Shares redeemed	(436,774)	(6,813,194)	(591,651)	(10,371,217)
Net increase/(decrease)	73,646	$899,814	(73,904)	$(2,543,930)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

■	Gabelli Capital Asset Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders of Gabelli Capital Asset Fund

and the Board of Directors of Gabelli Capital Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Capital Series Funds, Inc. (the “Corporation”) (comprising Gabelli Capital Asset Fund (the “Fund”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Gabelli Capital Series Funds, Inc. at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

February 28, 2024

16	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on August 23, 2023, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

17

■	Gabelli Capital Asset Fund

Additional Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and officers and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Year of Birth	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]

Interested Director[4]

Mario J. Gabelli, CFA Director and Chief Investment Officer 1942	Since 1995	31	Chairman, Co-Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chair of Associated Capital Group, Inc.	Director of Morgan Group Holding Co. (holding company) (2001-2019); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013- 2018)

Independent Directors[5]:

Mary E. Hauck Director 1942	Since 2014	9	Retired Senior Manager of the Gabelli-O’Connor Fixed Income Mutual Funds Management Company	—

William F. Heitmann Director 1949	Since 2015	4	Managing Director and Senior Advisor of Perlmutter Investment Company (real estate); Senior Vice President of Finance, Verizon Communications, and President, Verizon Investment Management (1971-2011)	Director and Audit Committee Chairman of Syncreon (contract logistics provider) (2011-2019)

Werner J. Roeder Director 1940	Since 1995	20	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

Anthonie C. van Ekris[6] Director 1934	Since 1995	23	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/export company)	—

Daniel E. Zucchi[7] Director 1940	Since 2015	3	President of Zucchi & Associates (general business consulting); Senior Vice President of Hearst Corp. (1984-1995)	Cypress Care LLC (health care) (2001-2009); Director, PMV Consumer Acquisition Corp.

18

■	Gabelli Capital Asset Fund

Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Year of Birth	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

Officers

John C. Ball President, Treasurer, Principal Financial & Accounting Officer 1976	Since 2017	Senior Vice President (since 2018) of GAMCO Investors, Inc.; Chief Executive Officer, G. Distributors, LLC since 2020; Officer of registered investment companies within the Gabelli Fund Complex since 2017

Peter Goldstein Secretary & Vice President 1953	Since 2020	General Counsel, GAMCO Investors, Inc. and Chief Legal Officer, Associated Capital Group, Inc. since 2021; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Richard J. Walz Chief Compliance Officer 1959	Since 2013	Chief Compliance Officer of registered investment companies within the Gabelli Fund Complex since 2013

1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2.	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. For officers, includes time served in other officer positions with the Fund.
3.	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.
4.	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s Adviser.
5.	Directors who are not interested persons are considered “Independent” Directors.
6.	Mr. van Ekris is an independent director of Gabelli International Ltd., Gabelli Fund LDC, Gama Capital Opportunities Master Ltd., and GAMCO International SICAV, all of which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Fund’s Adviser.
7.	Mr. Zucchi is an independent director of PMV Consumer Acquisition Corp., which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Fund’s Adviser.

19

■	Gabelli Capital Asset Fund

2023 Tax Notice to Shareholders (Unaudited)

For the year ended December 31, 2023, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.17 per share, and long term capital gains totaling $6,117,016 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2023, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 10.94% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2023 which was derived from U.S. Treasury securities was 3.10%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2023. The percentage of U.S. Government securities held as of December 31, 2023 was 2.0%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

20

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that William F. Heitmann is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $36,700 for 2022 and $37,800 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2022 and $3,952 for 2023. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $83 for 2022 and $69 for 2023. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $48,350 for 2022 and $41,402 for 2023.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 8, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 8, 2024

*	Print the name and title of each signing officer under his or her signature.